FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Summary of Financial Assets and Liabilities at Fair Value Remeasured on a Recurring Basis

The following tables summarize our financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2013:

		Quoted Prices	Significant
	Balance at	in Active	Other	Significant
	September 30,	Markets for	Observable	Unobservable
	2013	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Fair value of liability for warrant derivative instruments	$4,308	$-	$-	$4,308

	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Liabilities:
Fair value of liability for warrant derivative instruments	$197,009	$-	$-	$197,009

	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Liabilities:
Fair value of liability for warrant derivative instruments	$347,235	$-	$-	$347,235

Schedule of Fair Value Warrants

The following is a roll forward for the nine months ended September 30, 2013 of the fair value liability of price adjustable warrant derivative instruments:

Fair Value of
Liability for
Warrant
Derivative
Instruments

Balance at December 31, 2012	$197,009
Fair value of warrants exercised or expired	(102,807)
Change in fair value included in statement of operations	(89,894)
Balance at September 30, 2013	$4,308

		Fair Value of
		Liability for
	Fair Value of	Embedded
	Liability for	Conversion
	Warrant	Option
	Derivative	Derivative
	Instruments	Instruments
Balance at December 31, 2009	$6,315,631	$1,084,908
Fair value of warrants exercised or embedded conversion options converted	(14,571,170)	(5,100,128)
Impact on fair value of warrant modifications	93,735	-
Change in fair value included in other (income) loss	8,772,446	4,015,220
Balance at December 31, 2010	610,642	$-
Fair value of warrants exercised	(110,519)
Change in fair value included in other (income) loss	(152,888)
Balance at December 31, 2011	347,235
Fair value of warrants exercised	(108,852)
Change in fair value included in other (income) loss	(41,374)
Balance at December 31, 2012	$197,009